Share Capital	12 Months Ended
Dec. 31, 2017
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Share Capital
Note 22	Share Capital

Share capital represents amounts associated with issued common shares.

Authorized

The company is authorized to issue an unlimited number of common shares without par value and an unlimited number of first preferred shares. The common shares are not redeemable or convertible. The first preferred shares may be issued in one or more series with rights and conditions to be determined by the Board of Directors. No first preferred shares have been issued. Following the completion of the Merger, Nutrien indirectly owns all of the company’s outstanding common shares.

Issued

	Number of Common Shares	Consideration

Balance – December 31, 2014	830,242,574	$1,632
Issued under option plans	4,803,560	72
Issued for dividend reinvestment plan	1,494,017	43

Balance – December 31, 2015	836,540,151	1,747
Issued under option plans	2,329,600	36
Issued for dividend reinvestment plan	920,628	15

Balance – December 31, 2016	839,790,379	1,798
Issued under option plans and share-settled plans	114,900	2
Issued for dividend reinvestment plan	317,762	6

Balance – December 31, 2017	840,223,041	1,806

Dividends Declared

Subsequent to year-end, Nutrien’s Board of Directors declared a quarterly dividend of $0.40 per share payable to shareholders on April 20, 2018. The declared dividend is payable to all shareholders of record on March 29, 2018. The total estimated dividend to be paid is $258. The payment of this dividend will not have any tax consequences for Nutrien.

Share Repurchase Program

On February 20, 2018, Nutrien’s Board of Directors approved a share repurchase program of up to five percent of Nutrien’s outstanding common shares over a one-year period through a normal course issuer bid. Purchases under the normal course issuer bid will be made through open market purchases at market price, as well as by other means as may be permitted by applicable securities regulatory authorities, including private agreements. Any purchases made by private agreement under an issuer bid exemption order issued by a securities regulatory authority will be at a discount to the prevailing market price as provided in any exemption order. Purchases of common shares may commence on or about February 23, 2018 and will expire on the earlier of February 22, 2019, the date on which the company has acquired the maximum number of common shares allowable or otherwise decides not to make any further repurchases.